Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 239,264.1		₨ 377,417.6	$ 3,271.3
Weighted average interest rate	1.40%		3.20%	1.40%
Maximum amount outstanding	₨ 384,035.9	$ 5,250.7	₨ 971,364.0
Average amount outstanding	223,582.3	$ 3,056.9	493,786.9
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	8,860.5		11,339.8	$ 121.1
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	27,411.6		73,737.9	374.8
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	₨ 202,992.0		₨ 292,339.9	$ 2,775.4